Notes Payable - Schedule of Estimated Future Principal Payments Due under Term Loan (Detail) (Term Loan A [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Term Loan A [Member]
Line of Credit Facility [Line Items]
Remainder of 2014
2015	1,381
2016	2,936
2017	3,183
Total	$ 7,500